TAX LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
TAX LIABILITIES
Schedule of detailed information about tax liabilities
	Consolidated
	2023	2022
ICMS (ordinary) (a)	216,882	180,708
ICMS-ST provision (b)	63,722	60,945
Taxes on invoicing abroad	150,706	346,407
Withholding tax	118,133	138,293
Other taxes payable - foreign subsidiaries	102,537	147,056
Income tax	23,084	18,170
PIS and COFINS payable (c)	60,678	140
INSS and service tax (ISS) payable	5,603	31,895
Other	20,609	21,869
Total	761,954	945,483

Current	634,760	828,125
Non-current	127,194	117,358
a)	Refers to ICMS on the Company's sales of goods in Brazil.
b)	The Company has discussions about the illegality of changes in state laws to charge ICMS-ST. Part of the amount recorded as tax payable but not yet paid is being discussed in court by the Company, and in some cases, the amounts are deposited in court, as mentioned in note no. 12.
c)	Refers to the value of PIS and COFINS levied on interest on equity received from the subsidiary Natura Cosméticos S.A.